Revenue	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Revenue
17.	REVENUE

The Company entered into a material transfer agreement in February 2012 with a biopharmaceutical company and amended the agreement in March 2012. The terms of the agreement provided revenue in exchange for conducting research using the Company’s proprietary technology and the pharmaceutical company’s proprietary compounds. The Company received $625,000 under this agreement and recognized this amount as revenue during 2012, the period when the research work was performed and all deliverables were completed.

In October 2013, the Company entered into a material transfer agreement with another biopharmaceutical company to conduct feasibility studies using the Company’s proprietary technology. The Company recognized revenue of $61,000 and $6,000 for the years ended December 31, 2014 and 2013, respectively, in connection with this material transfer agreement.

In May 2013, the Company entered into a material transfer agreement with another biopharmaceutical company to conduct feasibility studies using the Company’s proprietary technology. The Company recognized revenue of $19,000 for the year ended December 31, 2014, in connection with this material transfer agreement.